Equity and share capital (Details Textuals 5) (CAD)	12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jul. 26, 2011 Private Placement	Jun. 30, 2012 Private Placement	Jul. 01, 2010 Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued on public offering		12,719,000	8,096,000
Shares issued on public offering (in shares)			5,060,000
Shares issued on public offering, (in dollars per unit)			1.60
Share issue costs	655,867	1,084,883	655,867	1,084,883	1,230,964
Commission charged by agent			526,240		801,710
Share issue cost, other			129,627		283,173